CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - AUD ($)	Issued capital [member]	Accumulated other comprehensive income [member]	Reserve of change in value of foreign currency basis spreads [member]	Other reserves [member]	Non-controlling interests [member]
Balance as of December 31, 2020 and as of January 1, 2021 at Dec. 31, 2018	$ 18,902,029	$ (10,676,713)	$ 629,383	$ 4,959,089	$ 2,807,963
IfrsStatementLineItems [Line Items]
Loss for the year		(15,646,147)			(1,054,052)
Other comprehensive income for the year, net of tax			105,830		51,641
Total comprehensive loss for the year		(15,646,147)	105,830		(1,002,411)
Transfer convertible bond reserves (Note 26 (b))		535,948		(535,948)
Ending balance, value at Dec. 31, 2019	18,902,029	(25,786,912)	735,213	4,423,141	1,805,552
IfrsStatementLineItems [Line Items]
Loss for the year		(10,034,077)			(509,581)
Other comprehensive income for the year, net of tax			148,665		(92,992)
Total comprehensive loss for the year		(10,034,077)	148,665		(602,573)
Transfer from other Reserve to Accumulated Loss		1,718,689		(1,718,689)
Acquisition of subsidiary					3,888,027
Disposal of subsidiaries					(1,761,181)
Issuance of new ordinary shares for cash (Note 25(b))	7,121,283
Issuance of new ordinary shares - conversion of debt (Note 25(b))	4,122,562
Issuance of new ordinary shares - services (Note 25(b))	23,249
Issuance of new ordinary shares - acquisition (Note 25(b))	2,060,000
Legal expenses in respect of issuance of shares (Note 25(b))	(139,126)
Ending balance, value at Dec. 31, 2020	32,089,997	(34,102,300)	883,878	2,704,452	3,329,825
IfrsStatementLineItems [Line Items]
Loss for the year		(5,771,510)			(814,116)
Other comprehensive income for the year, net of tax			(121,530)		280,077
Total comprehensive loss for the year		(5,771,510)	(121,530)	62,500	(534,039)
Transfer from other Reserve to Accumulated Loss		2,704,452		(2,704,452)
Acquisition of subsidiary					983,928
Disposal of subsidiaries					(1,623,240)
Issuance of new ordinary shares for cash (Note 25(b))	16,054,409
Fair value through other comprehensive income				62,500
Ending balance, value at Dec. 31, 2021	$ 48,144,406	$ (37,169,358)	$ 762,348	$ 62,500	$ 2,156,474